Advanced Received, Accrued Expenses and Other Payables (Tables)	12 Months Ended
May 31, 2020
Payables and Accruals [Abstract]
Schedule of Advanced Received, Accrued Expenses and Other Payables
	As of
	May 31, 2020	May 31, 2019
Accrued expenses	66,934	1,431
Advanced received	2,185,552	-
Other payables	1,483,194	-
Total	$3,735,680	$1,431